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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2011

Check here if Amendment [_]; Amendment Number: __________
This Amendment (Check only one.): [_] is a restatement.
                                  [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Tamalpais Asset Management LP
Address: 3 Harbor Dr Ste. 204
         Sausalito, CA 94965

Form 13F File Number: 28-12446

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Darren Huber
Title: Chief Compliance Officer
Phone: 415-289-3606


Signature, Place, and Date of Signing:

     /s/ Darren Huber              Sausalito, CA             August 9, 2011
--------------------------   ------------------------   ------------------------
        [Signature]                [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:  NONE

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                     0

Form 13F Information Table Entry Total:               27

Form 13F Information Table Value Total:            $250,606
                                                 (thousands)
List of Other Included Managers:  NONE

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

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                           FORM 13F INFORMATION TABLE

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
        COLUMN 1           COLUMN 2      COLUMN 3  COLUMN 4       COLUMN 5       COLUMN 6  COLUMN 7     COLUMN 8
----------------------- -------------- ----------- -------- ------------------- ---------- -------- ----------------
                                                                                                    VOTING AUTHORITY
                                                     VALUE    SHRS OR  SH/ PUT/ INVESTMENT   OTHER  ----------------
     NAME OF ISSUER     TITLE OF CLASS    CUSIP    (x$1000)   PRN AMT  PRN CALL DISCRETION MANAGERS SOLE SHARED NONE
----------------------- -------------- ----------- -------- ---------- --- ---- ---------- -------- ---- ------ ----
ALCOA INC               COM            013817 10 1    5,926    373,650 SH       SOLE                SOLE
BANK OF AMERICA
   CORPORATION          COM            060505 10 4    3,336    304,360 SH       SOLE                SOLE
CISCO SYS INC           COM            17275R 10 2    7,127    456,554 SH       SOLE                SOLE
CHINA MED TECHNOLOGIES  NOTE 4.000%
   INC                  8/1            169483 AC 8    1,461  2,000,000 PRN      SOLE                SOLE
CITIGROUP INC           COM            172967 10 1      853     20,494 SH       SOLE                SOLE
ENERGY CONVERSION       NOTE 3.000%
   DEVICES IN           6/1            292659 AA 7    1,644  3,000,000 PRN      SOLE                SOLE
GENERAL MTRS CO         *W EXP
                        07/10/201      37045V 11 8    2,368    110,671 SH       SOLE                SOLE
GENERAL MTRS CO         *W EXP
                        07/10/201      37045V 12 6    1,126     70,671 SH       SOLE                SOLE
GOLDMAN SACHS GROUP INC COM            38141G 10 4    3,014     22,649 SH       SOLE                SOLE
GOOGLE INC              CL A           38259P 50 8      834      1,646 SH       SOLE                SOLE
HECKMANN CORP           *W EXP
                        11/09/201      422680 11 6      146    325,000 SH       SOLE                SOLE
INTEL CORP              COM            458140 10 0      329     14,859 SH       SOLE                SOLE
LOWES COS INC           COM            548661 10 7      973     41,748 SH       SOLE                SOLE
MERCK & CO INC NEW      COM            58933Y 10 5    2,174     61,190 SH       SOLE                SOLE
MICROSOFT CORP          COM            594918 10 4    1,643     63,194 SH       SOLE                SOLE
MONSANTO CO NEW         COM            61166W 10 1      956     13,175 SH       SOLE                SOLE
MORGAN STANLEY          COM NEW        617446 44 8    1,924     83,634 SH       SOLE                SOLE
NEWMONT MINING CORP     COM            651639 10 6      796     14,750 SH       SOLE                SOLE
NOVAGOLD RES INC        NOTE 5.500%
                        5/0            66987E AA 5   16,621 13,500,000 PRN      SOLE                SOLE
PMI GROUP INC           COM            69344M 10 1      109    101,425 SH       SOLE                SOLE
PROCTER & GAMBLE CO     COM            742718 10 9    6,273     98,685 SH       SOLE                SOLE
SPDR S&P 500 ETF TR     TR UNIT        78462F 10 3  160,479  1,219,862 SH       SOLE                SOLE
STILLWATER MNG CO       NOTE 1.875%
                        3/1            86074Q AF 9   22,072 18,221,000 PRN      SOLE                SOLE
TARGET CORP             COM            87612E 10 6    2,999     63,937 SH       SOLE                SOLE
TRINITY INDS INC        COM            896522 10 9      693     19,880 SH       SOLE                SOLE
WAL MART STORES INC     COM            931142 10 3    1,409     26,507 SH       SOLE                SOLE
WELLS FARGO & CO NEW    COM            949746 10 1    3,321    118,359 SH       SOLE                SOLE
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